Commitments, Contingencies and Other Items	12 Months Ended
Dec. 31, 2023
Commitments, Contingencies and Other Items [Abstract]
COMMITMENTS, CONTINGENCIES AND OTHER ITEMS
11.	COMMITMENTS, CONTINGENCIES AND OTHER ITEMS

Concentrations of credit risk

The areas where significant concentrations of credit risk may exist include fixed maturity securities, cash and cash equivalents, premiums receivables and reinsurance recoverables. The Company limits the amount of credit exposure to issuers and there were no fixed maturity securities in any single issuer exceeding 5% of the aggregate fixed maturity securities portfolio as at December 31, 2023. The Company holds cash and cash equivalents in several banks and ensures that there are no significant concentrations of credit risk in any bank. Refer to “Note 3. Investments” for information with respect to investments and to “Note 4. Receivables” with respect to premiums receivable and reinsurance recoverables.

Letters of Credit and other commitments

As of the date of the consolidated financial statements, the Group is contingently liable for the following:

●	Letters of credit amounting to USD 1,826 thousand to the order of reinsurance companies for collateralizing insurance contract liabilities in accordance with the reinsurance arrangements (December 31, 2022: USD 2,917 thousand).

The Company’s current arrangements with our bankers for the issue of letters of credit require us to provide collateral in the form of investments whereby the issued letters of credit do not exceed 70% of the collateralized investment. As at December 31, 2023 and 2022, these investments amounted to USD 2,608 thousand and USD 4,167 thousand, respectively. We do not consider that this unduly restricts our liquidity at this time.

●	Letter of guarantee amounting to USD 307 thousand to the order of Friends Provident Life Assurance Limited for collateralizing a rent payment obligation in one of the Group entity’s office premises (December 31, 2022: USD 292 thousand).

●	In 2021, the Group signed a legally non-binding agreement with the University of California, San Francisco Foundation to contribute an amount of USD 1,250 thousand in five instalments over five years to support cancer research projects. As at December 31, 2023, the Group has paid USD 750 thousand and the remaining two instalments amounted to USD 500 thousand shall be made equally over the years from 2024 to 2025.